Share-Based Compensation - Schedule of Restricted-Based Share Activity (Detail) (CNH EIP [Member], Restricted Stock Units [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CNH EIP [Member] | Restricted Stock Units [Member]
Shares
Nonvested at beginning of year	1,696,715
Anti-dilution adjustment for the special dividend	363,988
Granted		700,000	1,000,000
Forfeited	(102,703)
Vested	(1,027,475)
Nonvested at end of year	930,525	1,696,715
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	$ 9.28
Anti-dilution adjustment for the special dividend	$ 7.64
Granted		$ 11.40	$ 7.03
Forfeited	$ 7.66
Vested	$ 7.36
Nonvested at end of year	$ 7.95	$ 9.28